EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator [Abstract]
Net Loss	$ (29,326)	$ (32,151)	$ (10,844)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	54,995,614	20,939,260	23,203,142
Dilutive effect of Warrants issued (in shares)	0	0	0
Dilutive - Weighted Average Common Shares Outstanding (in shares)	54,995,614	20,939,260	23,203,142
Loss per Common Share [Abstract]
Basic (in dollars per share)	$ (0.53)	$ (1.54)	$ (0.47)
Dilutive (in dollars per share)	$ (0.53)	$ (1.54)	$ (0.47)